Description of the Business and Basis of Presentation (Details) - Apr. 01, 2022 € in Millions, $ in Millions	USD ($)	EUR (€)
Accounting Policies [Abstract]
Payments to Acquire Businesses, Gross	$ 28.8	€ 26.0